Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
19. Stock-Based Compensation
The Western Refining 2006 Long-Term Incentive Plan (the “2006 LTIP”) and the Amended and Restated 2010 Incentive Plan of Western Refining, Inc. (the “2010 Incentive Plan”) allow for restricted share unit awards ("RSU") among other forms of awards. As of December 31, 2015, there were 19,856 and 2,730,269 shares of common stock reserved for future grants under the 2006 LTIP and the 2010 Incentive Plan, respectively. Awards granted under both plans vest over a scheduled vesting period of either one, three or five years and their market value at the date of the grant is amortized over the vesting period on a straight-line basis. Effective March 25, 2015, our board of directors approved administrative amendments to the 2010 Incentive Plan.
As of December 31, 2015, there were 399,214 unvested RSUs outstanding. The final vesting for remaining restricted share awards occurred during the first quarter of 2014.
The components of stock compensation expense were as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Direct operating expenses	$—	$—	$61
Selling, general and administrative expenses	4,231	4,338	5,428
Total stock compensation expense	$4,231	$4,338	$5,489

As of December 31, 2015, the aggregate fair value at grant date of outstanding RSUs was $14.9 million. The aggregate intrinsic value of RSUs was $14.2 million. The unrecognized compensation cost of outstanding RSUs was $10.7 million. Unrecognized compensation cost for RSUs will be recognized over a weighted average period of approximately 3.43 years.
The excess tax benefit related to the RSUs that vested during the year ended December 31, 2015 was $0.9 million using a statutory blended rate of 38.1%. The aggregate fair value at the grant date of the RSUs that vested during the year ended December 31, 2015 was $3.8 million. The related aggregate intrinsic value of these RSUs was $6.1 million at the vesting date.
The excess tax benefit related to the RSUs and restricted shares that vested during the year ended December 31, 2014 was $1.1 million and $0.03 million, respectively, using a statutory blended rate of 38.3%. The aggregate fair value at the grant date of the RSUs and restricted shares that vested during the year ended December 31, 2014 was $4.2 million and $0.1 million, respectively. The related aggregate intrinsic value of these RSUs and restricted shares was $7.1 million and $0.1 million, respectively, at the vesting date.
The excess tax benefit related to the RSUs and restricted shares that vested during the year ended December 31, 2013 was $0.9 million and $7.5 million, respectively, using a statutory blended rate of 37.8%. The aggregate fair value at the grant date of the RSUs and restricted shares that vested during the year ended December 31, 2013 was $3.2 million and $4.1 million, respectively. The related aggregate intrinsic value of these RSUs and restricted shares was $5.6 million and $23.8 million, respectively, at the vesting date.
The following table summarizes our RSU and restricted share activity for the three years ended December 31, 2015:

	Restricted Share Units		Restricted Shares
	Number of Units	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Not vested at December 31, 2012	440,860	$18.24	694,622	$5.93
Awards granted	178,338	34.37	—	—
Awards vested	(176,311)	18.16	(690,780)	5.87
Awards forfeited	—	—	—	—
Not vested at December 31, 2013	442,887	24.79	3,842	16.78
Awards granted	124,276	39.08	—	—
Awards vested	(180,923)	23.29	(3,842)	16.78
Awards forfeited	(5,545)	26.69	—	—
Not vested at December 31, 2014	380,695	30.14	—	—
Awards granted	155,828	48.26	—	—
Awards vested	(131,165)	29.19	—	—
Awards forfeited	(6,144)	36.76	—	—
Not vested at December 31, 2015	399,214	37.43	—	—
NTI 2012 Long-Term Incentive Plan
Approximately 7.4 million NTI common units are reserved for issuance under the NTI LTIP. NTI has awarded both restricted units and phantom units under the NTI LTIP. The NTI LTIP permits the award of unit options, restricted units, phantom units, distribution equivalent rights, unit appreciation rights and other awards that derive their value from the market price of NTI's common units. As of December 31, 2015, approximately 1.0 million units were outstanding under the NTI LTIP. NTI recognizes the expense on all NTI LTIP awards ratably from the grant date until all units become unrestricted or vest. Awards generally vest ratably over a three-year period beginning on the award's first anniversary date. Compensation expense related to these restricted units is based on the grant date fair value as determined by the closing market price on the grant date, reduced by the fair value of estimated forfeitures. For awards to employees, NTI estimates a forfeiture rate that is subject to revision depending on the actual forfeiture experience.
NTI incurred $10.3 million, $14.0 million and $0.4 million of unit-based compensation expense for the years ended December 31, 2015, 2014 and 2013, respectively.
Restricted Common Units
As of December 31, 2015, NTI had 0.2 million restricted common units outstanding. Upon vesting, these common units will no longer be restricted. All restricted common units participate in distributions on an equal basis with NTI common units and must be paid no later than 30 days after the distribution date to common unitholders. For restricted common unit awards outstanding at December 31, 2015, the forfeiture rates on NTI LTIP awards ranged from zero to 30%, depending on the employee classification and the length of the award's vesting period. NTI has one restricted common unit award with a clause stating distributions are to be accrued until the underlying units vest, at which time the accrued distributions applicable to those units will be paid to the award holder. The accrued distributions on that award at December 31, 2015 and 2014, were $0.7 million and $0.4 million, respectively.
Phantom Common Units
Service-based Awards
During 2014, NTI began awarding service-based phantom common units to key employees. As of December 31, 2015, NTI had 0.6 million service-based phantom common units outstanding. Upon vesting, NTI may settle these units in NTI common units or cash at the discretion of NTI's board of directors or its Compensation Committee. Like the restricted common units, the phantom common units participate in distributions on an equal basis with common units. However, distributions on phantom common units are accrued until the underlying units vest at which time the distributions are paid in cash. In the event that unvested phantom common units are forfeited or canceled, any accrued distributions on the underlying units are forfeited by the grantee. As of December 31, 2015 and 2014, NTI had $2.5 million and $0.8 million, respectively, in accrued service-based phantom common unit distributions included in accrued liabilities and other liabilities in the Consolidated Balance Sheets. For phantom common unit awards outstanding at December 31, 2015, the forfeiture rates on NTI LTIP awards ranged from zero to 20%, depending on the employee classification.
Performance-based Phantom Units
In January 2015, NTI granted 0.3 million Performance-based Phantom Units ("NTI Performance LTIPs"), under the NTI LTIP. Assuming a threshold EBITDA is achieved, participants are entitled to an award under the NTI Performance LTIPs based on NTI’s achievement of two criteria compared to the performance peer group over the performance period: (a) return on capital employed, referred to as a performance condition and (b) total unitholder return, referred to as a market condition. NTI accounts for the performance conditions and market conditions in each NTI Performance LTIPs as separate awards. Each of the performance condition awards and market condition awards represent the right to receive NTI common units or cash, or a combination of both, at the discretion of NTI's board of directors or its Compensation Committee, at the end of a three-year performance period, in an amount ranging from 0% to 200% of the original number of units granted depending on NTI’s achievement of the performance conditions and market conditions, respectively.
Performance Condition Awards. The 0.3 million NTI Performance LTIPs include 0.2 million performance condition awards. The fair value of performance condition awards is estimated using the market price of NTI's common units on the grant date and NTI management's assessment of the probability of the number of performance condition awards that will ultimately be awarded. The estimated fair value of these performance condition awards is amortized over a three-year vesting period using the straight-line method. On a quarterly basis, NTI estimates the ultimate payout percentage, relative to target, and adjusts compensation expense accordingly. At December 31, 2015, NTI estimates that 200% of the target unit count will be achieved at the end of the vesting term.
Market Condition Awards. The 0.3 million NTI Performance LTIPs include 0.1 million market condition awards. The estimated fair value for market condition awards is estimated using a Monte Carlo simulation model as of the grant date and the related expense is amortized over a three-year vesting period using the straight-line method. The compensation expense relating to the market condition awards is determined at the award's date and expensed ratably at a fixed rate over the vesting term. However, for purposes of the phantom common unit activity table below, NTI estimates at December 31, 2015, that 88.2% of the target unit count will be achieved at the end of the vesting term.
Expected volatilities are based on the historical volatility over the most recent three-year period. The risk-free rate is based on the U.S. Treasury yield curve in effect at the date of valuation. The assumptions used in the Monte Carlo simulation used to value NTI's market condition awards as of December 31, 2015, are presented below:

Expected volatility	34.10%
Risk-free interest rate	0.84%
As of December 31, 2015, NTI had $1.0 million in accrued performance-based phantom common unit distributions included in accrued liabilities in the Consolidated Balance Sheet.
A summary of the LTIP common unit activity is set forth below:

	Restricted Units		Phantom Units
			Service-Based Units	Performance-Based Units	Total	Weighted Average Grant Date Fair Value
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Number of Units
Not vested at November 12, 2013	323,392	$26.99	—	—	—	$—
Awards granted	1,000	24.60	—	—	—	—
Awards vested	(17,873)	26.38	—	—	—	—
Awards forfeited	—	—	—	—	—	—
Not vested at December 31, 2013	306,519	27.02	—	—	—	—
Awards granted	486,893	24.31	351,470	—	351,470	26.99
Awards vested	(390,109)	25.99	(923)	—	(923)	27.01
Awards forfeited	(7,194)	25.21	(12,854)	—	(12,854)	27.01
Not vested at December 31, 2014	396,109	24.73	337,693	—	337,693	26.99
Awards granted	1,026	24.90	447,880	182,354	630,234	23.37
Incremental performance units	—	—	—	80,418	80,418	23.06
Awards vested	(205,711)	24.71	(112,446)	—	(112,446)	27.02
Awards forfeited	—	—	(91,245)	(2,082)	(93,327)	26.22
Not vested at December 31, 2015	191,424	24.75	581,882	260,690	842,572	24.00

As of December 31, 2015 and 2014, the total unrecognized compensation cost for NTI LTIP units was $16.1 million and $12.1 million, respectively.
Western Refining Logistics, LP 2013 Long-Term Incentive Plan
The Western Refining Logistics, LP 2013 Long-Term Incentive Plan (the "WNRL LTIP") provides, among other awards, for grants of phantom units and distribution equivalent rights ("DERs"). As of December 31, 2015, there were 4.2 million phantom units reserved for future grants under the WNRL LTIP.
The fair value of the phantom units is determined based on the closing price of WNRL common units on the grant date. The estimated fair value of the phantom units is amortized on a straight-line basis over the scheduled vesting periods of individual awards. WNRL incurred unit-based compensation expense of $2.0 million and $1.6 million for the years ended December 31, 2015 and 2014, respectively, and a nominal amount for the year ended December 31, 2013.
The fair value at grant date of non-vested phantom units outstanding as of December 31, 2015, was $7.9 million. The aggregate intrinsic value of phantom units was $6.9 million. Total unrecognized compensation cost related to our non-vested phantom units totaled $6.2 million as of December 31, 2015, that is expected to be recognized over a weighted-average period of approximately 3.37 years.
A summary of WNRL's unit award activity for the three years ended December 31, 2015, is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2012	—	$—
Awards granted	10,908	22.00
Awards vested	—	—
Awards forfeited	—	—
Not vested at December 31, 2013	10,908	22.00
Awards granted	293,810	28.52
Awards vested	(10,908)	22.00
Awards forfeited	(13,559)	33.02
Not vested at December 31, 2014	280,251	28.30
Awards granted	72,005	28.33
Awards vested	(60,556)	28.95
Awards forfeited	(11,913)	30.78
Not vested at December 31, 2015	279,787	28.06

Incentive Plans of Western Refining, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The components of stock compensation expense were as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Direct operating expenses	$—	$—	$61
Selling, general and administrative expenses	4,231	4,338	5,428
Total stock compensation expense	$4,231	$4,338	$5,489

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table summarizes our RSU and restricted share activity for the three years ended December 31, 2015:

	Restricted Share Units		Restricted Shares
	Number of Units	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Not vested at December 31, 2012	440,860	$18.24	694,622	$5.93
Awards granted	178,338	34.37	—	—
Awards vested	(176,311)	18.16	(690,780)	5.87
Awards forfeited	—	—	—	—
Not vested at December 31, 2013	442,887	24.79	3,842	16.78
Awards granted	124,276	39.08	—	—
Awards vested	(180,923)	23.29	(3,842)	16.78
Awards forfeited	(5,545)	26.69	—	—
Not vested at December 31, 2014	380,695	30.14	—	—
Awards granted	155,828	48.26	—	—
Awards vested	(131,165)	29.19	—	—
Awards forfeited	(6,144)	36.76	—	—
Not vested at December 31, 2015	399,214	37.43	—	—

WNRL 2013 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of WNRL's unit award activity for the three years ended December 31, 2015, is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2012	—	$—
Awards granted	10,908	22.00
Awards vested	—	—
Awards forfeited	—	—
Not vested at December 31, 2013	10,908	22.00
Awards granted	293,810	28.52
Awards vested	(10,908)	22.00
Awards forfeited	(13,559)	33.02
Not vested at December 31, 2014	280,251	28.30
Awards granted	72,005	28.33
Awards vested	(60,556)	28.95
Awards forfeited	(11,913)	30.78
Not vested at December 31, 2015	279,787	28.06

NTE 2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the LTIP common unit activity is set forth below:

	Restricted Units		Phantom Units
			Service-Based Units	Performance-Based Units	Total	Weighted Average Grant Date Fair Value
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Number of Units
Not vested at November 12, 2013	323,392	$26.99	—	—	—	$—
Awards granted	1,000	24.60	—	—	—	—
Awards vested	(17,873)	26.38	—	—	—	—
Awards forfeited	—	—	—	—	—	—
Not vested at December 31, 2013	306,519	27.02	—	—	—	—
Awards granted	486,893	24.31	351,470	—	351,470	26.99
Awards vested	(390,109)	25.99	(923)	—	(923)	27.01
Awards forfeited	(7,194)	25.21	(12,854)	—	(12,854)	27.01
Not vested at December 31, 2014	396,109	24.73	337,693	—	337,693	26.99
Awards granted	1,026	24.90	447,880	182,354	630,234	23.37
Incremental performance units	—	—	—	80,418	80,418	23.06
Awards vested	(205,711)	24.71	(112,446)	—	(112,446)	27.02
Awards forfeited	—	—	(91,245)	(2,082)	(93,327)	26.22
Not vested at December 31, 2015	191,424	24.75	581,882	260,690	842,572	24.00